Revenues (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue Recognition [Abstract]
Long term deferred revenue	$ 22.0	$ 21.1
Revenue recognized	17.6	17.6
Remaining performance obligations	126.0
Expected remaining performance obligations recognized during next 12 months	96.3
Expected remaining performance obligations recognized over subsequent 12 months	18.3
Expected remaining performance obligations recognized remainder thereafter	11.4
Deferred sales commissions	$ 7.9	$ 7.4